Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment, net

	Laboratory equipment	Office furniture and equipment	Computers	Leasehold improvements	Factory leasehold	Total
Cost:

Balance at January 1, 2019	3,226	119	439	-	27,995	31,779
Additions	136	-	129	-	7,164	7,429
Deductions	-	-	-	-	-	-

Balance at December 31, 2019	3,362	119	568	-	35,159	39,208

Accumulated depreciation:

Balance at January 1, 2019	3,077	93	360	-	-	3,530
Additions	58	6	46	-	587	697
Deductions	-	-	-	-	-	-

Balance at December 31, 2019	3,135	99	406	-	587	4,227

Depreciated cost at December 31, 2019	227	20	162	-	34,572	34,981

	Convenience translation into U.S. dollars (Note 2c)

Depreciated cost at December 31, 2019	66	6	47	-	10,003	10,122

	Laboratory equipment	Office furniture and equipment	Computers	Leasehold improvements	Factory leasehold	Total
Cost:

Balance at January 1, 2018	3,428	293	356	2,652	4,453	11,182
Additions	98	8	83	-	23,542	23,731
Deductions	(300)	(182)	-	(2,652)	-	(3,134)

Balance at December 31, 2018	3,226	119	439	-	27,995	31,779

Accumulated depreciation:

Balance at January 1, 2018	3,296	177	310	1,889	-	5,672
Additions	57	12	50	141	-	260
Deductions	(276)	(96)	-	(2,030)	-	(2,402)

Balance at December 31, 2018	3,077	93	360	-	-	3,530

Depreciated cost at December 31, 2018	149	26	79	-	27,995	28,249